Property and Equipment	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Property and Equipment
PROPERTY AND EQUIPMENT

The following table reconciles the changes in TransGlobe's property and equipment assets:

($000s)	PNG	Other
Cost	Assets	Assets	Total
Balance at December 31, 2016	$625,893	$14,572	$640,465
Additions	20,301	953	21,254
Changes in estimate for asset retirement obligations	(236)	—	(236)
Transfer from exploration and evaluation assets	2,271	—	2,271
Balance at December 31, 2017	648,229	15,525	663,754
Additions	30,832	586	31,418
Changes in estimate for asset retirement obligations	844	—	844
Balance at December 31, 2018	$679,905	$16,111	$696,016

Accumulated depreciation, amortization and impairment losses
Accumulated depletion, depreciation, amortization and impairment losses at December 31, 2016	$415,866	$10,327	$426,193
Depletion, depreciation and amortization for the year	35,984	1,713	37,697
Accumulated depletion, depreciation, amortization and impairment losses at December 31, 2017	451,850	12,040	463,890
Depletion, depreciation and amortization for the year	31,422	992	32,414
Balance at December 31, 2018	$483,272	$13,032	$496,304

Foreign Exchange
Balance at December 31, 2016	$—	$—	$—
Currency translation adjustments	4,602	—	4,602
Balance at December 31, 2017	4,602	—	4,602
Currency translation adjustments	(5,972)	—	(5,972)
Balance at December 31, 2018	$(1,370)	$—	$(1,370)

Net Book Value
At December 31, 2017	$200,981	$3,485	$204,466
At December 31, 2018	$195,263	$3,079	$198,342

At December 31, 2018, the Company's market capitalization was less than its net asset value. This was identified as an indicator of impairment and as a result, the Company completed impairment tests on all of its CGUs in accordance with IAS 36. It was determined that the carrying amounts of the CGUs did not exceed their fair value less costs to sale.

Neither a 5% increase in the discount rate nor a 5% decrease in the forward price estimates used in the impairment assessments would result in an impairment loss on the West Gharib, West Bakr, North West Gharib or Canadian CGUs.